Share-based compensation - Outstanding Stock Options (Details) - 12 months ended Dec. 31, 2025	€ / shares shares	$ / shares shares
EUR-denominated
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of outstanding options, Range of exercise prices (in shares)	5,479	5,479
Weighted average remaining contractual term of outstanding (years)	3 months 25 days	3 months 25 days
EUR-denominated | Price range one
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise prices, lower limit (in usd/eur per share) | € / shares	€ 80
Range of exercise prices, upper limit (in usd/eur per share) | € / shares	€ 90
Number of outstanding options, Range of exercise prices (in shares)	3,569	3,569
Weighted average remaining contractual term of outstanding (years)	2 months 8 days	2 months 8 days
EUR-denominated | Price range two
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise prices, lower limit (in usd/eur per share) | € / shares	€ 90
Range of exercise prices, upper limit (in usd/eur per share) | € / shares	€ 100
Number of outstanding options, Range of exercise prices (in shares)	1,910	1,910
Weighted average remaining contractual term of outstanding (years)	6 months 21 days	6 months 21 days
EUR-denominated | Price range three
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise prices, lower limit (in usd/eur per share) | € / shares	€ 100
Range of exercise prices, upper limit (in usd/eur per share) | € / shares	€ 110
Number of outstanding options, Range of exercise prices (in shares)	0	0
Weighted average remaining contractual term of outstanding (years)	0 years	0 years
USD-denominated
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of outstanding options, Range of exercise prices (in shares)	4,643	4,643
Weighted average remaining contractual term of outstanding (years)	3 months 18 days	3 months 18 days
USD-denominated | Price range one
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise prices, lower limit (in usd/eur per share) | $ / shares		$ 80
Range of exercise prices, upper limit (in usd/eur per share) | $ / shares		$ 90
Number of outstanding options, Range of exercise prices (in shares)	0	0
Weighted average remaining contractual term of outstanding (years)	0 years	0 years
USD-denominated | Price range two
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise prices, lower limit (in usd/eur per share) | $ / shares		$ 90
Range of exercise prices, upper limit (in usd/eur per share) | $ / shares		$ 100
Number of outstanding options, Range of exercise prices (in shares)	2,976	2,976
Weighted average remaining contractual term of outstanding (years)	1 month 24 days	1 month 24 days
USD-denominated | Price range three
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise prices, lower limit (in usd/eur per share) | $ / shares		$ 100
Range of exercise prices, upper limit (in usd/eur per share) | $ / shares		$ 110
Number of outstanding options, Range of exercise prices (in shares)	1,667	1,667
Weighted average remaining contractual term of outstanding (years)	6 months 21 days	6 months 21 days